Other financial assets - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other financial assets [line Items]
Long-term restricted funds having specific destination to investment projects	$ 138,688	$ 138,688
Colombian pesos [Member]
Disclosure of Other financial assets [line Items]
Average rate of return on investments	2.23%	5.60%
USD$ Million
Disclosure of Other financial assets [line Items]
Average rate of return on investments	0.10%	2.30%